INVENTORIES	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 5:-	INVENTORIES

	December 31,
	2015	2016

Raw materials	$6,687	$5,779
Finished products	10,091	10,554

	$16,778	$16,333
In the years ended December 31, 2014, 2015 and 2016, the Group wrote-off inventories in a total amount of $82, $724 and $2,173, respectively.